Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 segments	Dec. 31, 2012	Dec. 31, 2011
Schedule of Significant Accounting Policies [Line Items]
Other short-term highly liquid investments placed with banks, original maturities	7 days
Impairment of long-lived assets	$ 0	$ 0	$ 0
Business tax and related surcharges	1,148,000	3,001,000	1,238,000
Minimum period of not logging onto a game before the period end	50 days
Period from the last date when players log onto the game before the period end	90 days
Estimated useful lives of games	3 months
Marketing and advertising costs	13,318,000	8,546,000	2,929,000
Capitalized research and development costs in period	0	0	0
Gain on change of interest in an associate	0	943,000	0
Sale of interest in an associate occurred in period	0
Other income, cash subsidies from PRC government	761,000	40,000	155,000
Employee benefit expenses	4,393,000	1,845,000	1,250,000
Profit appropriation to statutory reserve	6,698,000	2,938,000	0
Profit appropriation to other reserve funds	0	0	0
Number of operating segments	2
China Foreign Investment Enterprises Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of reserve fund to registered capital when appropriation not required	50.00%
China Company Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of reserve fund to registered capital when appropriation not required	50.00%
FL Mobile [Member]
Schedule of Significant Accounting Policies [Line Items]
Gain on change of interest in an associate		$ 943,000
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Other short-term highly liquid investments placed with banks, original maturities	3 months
Term deposits placed with banks, original maturities	1 year
Short-term investments, original maturities	1 year
Software postcontract customer support period	1 year
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Term deposits placed with banks, original maturities	3 months
Software postcontract customer support period	6 months
Minimum [Member] | China Foreign Investment Enterprises Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%
Minimum [Member] | China Company Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%